Financial Instruments and Risk Management (Gold Option Contracts) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / oz oz	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedged items [line items]
Unrealized gains	$ (0.7)	$ 0.6
Gold Options [Member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value		0.7
Gains (losses) on change in fair value of derivatives	(8.1)	(5.9)
Unrealized gains	$ 0.7	$ 0.6
Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Ounces subject to contract | oz	31,500
Purchase Put Options [Member] | Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	1,730
Sold Call Option [Member] | Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	2,074